Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Dividends payments to Methanex Corporation shareholders (in usd per share)	$ 0.325	$ 0.473